Supplement to the
Spartan® U.S. Equity Index Fund
April 29, 2006
Prospectus

Amitabh Dugar no longer serves as a portfolio manager of the fund.

The following information supplements the information found in the "Fund Management" section beginning on page 23.

Fergal Jackson has been an Assistant Portfolio Manager with Geode since August 2006. He has served as the Assistant Portfolio Manager of the fund, as well as for other registered investment companies, since October 2006. He serves as the performance attribution analyst for Geode managed index funds and is responsible for monitoring the Geode managed index funds' daily cash flows, quantitative research and new product development. Prior to joining Geode, Mr. Jackson was a Senior Fund Replication Analyst at Fidelity Investments where he worked from May 1999 to July 2006.

The following information supplements the biographical information for Patrick Waddell found in the "Fund Management" section on page 24.

Patrick Waddell has been a Portfolio Manager with Geode since July 2006. He has served as a Portfolio Manager of the fund since July 2006, as well as for other registered investment companies. Prior to July 2006, Mr. Waddell was an Assistant Portfolio Manager with Geode and the fund since 2004. In addition to his portfolio management responsibilities, Mr. Waddell is responsible for quantitative research and new product development. Prior to joining Geode, Mr. Waddell was employed by Fidelity Investments in 1997 and served as a Senior Portfolio Assistant from 2002 to 2004.

UEI-06-02 December 21, 2006
1.717991.119

Supplement to the
Spartan® Total Market Index Fund, Spartan Extended Market Index Fund, and Spartan International
Index Fund
April 29, 2006
Prospectus

Amitabh Dugar no longer serves as a portfolio manager of the funds.

The following information supplements the biographical information found in the "Fund Management" section on page 18.

Fergal Jackson has been an Assistant Portfolio Manager with Geode since August 2006. He has served as the Assistant Portfolio Manager of the fund, as well as for other registered investment companies, since October 2006. He serves as the performance attribution analyst for Geode managed index funds and is responsible for monitoring the Geode managed index funds' daily cash flows, quantitative research and new product development. Prior to joining Geode, Mr. Jackson was a Senior Fund Replication Analyst at Fidelity where he worked from May 1999 to July 2006.

The following information replaces similar biographical information found in the "Fund Management" section on page 18.

Patrick Waddell has been a Portfolio Manager with Geode since July 2006. He has served as a Portfolio Manager of the fund since July 2006, as well as for other registered investment companies. Prior to July 2006, Mr. Waddell was an Assistant Portfolio Manager with Geode and the fund since 2004. In addition to his portfolio management responsibilities, Mr. Waddell is responsible for quantitative research and new product development. Prior to joining Geode, Mr. Waddell was employed by Fidelity in 1997 and served as a Senior Portfolio Assistant from 2002 to 2004.

SIF-06-02 December 21, 2006
1.717993.126